UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Greg Dulski
Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2007

Item 1 – Schedule of Investments.

STATEMENT OF INVESTMENTS

PRIME MONEY MARKET FUND

July 31, 2007 (Unaudited)

Due Date		Principal Amount	Value
	CERTIFICATES OF DEPOSIT 7.75%
First Tennessee Bank 9/18/07	5.32%	$3,000,000	$3,000,000

UBS AG Stamford 10/12/07	5.32%	3,000,000	3,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $6,000,000)			6,000,000

	COMMERCIAL PAPER 3.84%
Astrazeneca PLC 9/26/07	5.28%	3,000,000	2,975,360

TOTAL COMMERCIAL PAPER (Cost $2,975,360)			2,975,360

	CORPORATE NOTES 15.50%
American Express Bank 8/13/07	5.29%*	3,000,000	2,999,850

American Honda Finance 10/7/07	5.33%*	3,000,000	3,000,000

Bank of America NA 8/1/07	5.43%*	3,000,000	3,000,000

General Electric Capital Corp. 8/13/07	5.37%*	3,000,000	3,001,644

TOTAL CORPORATE NOTES (Cost $12,001,494)			12,001,494

		Colletral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 73.23%

Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 5.26%, dated 7/31/07 and maturing 8/1/07, collaterized by U.S. Treasury Bond, 6.00% due 2/15/26 with a repurchase amount of $3,000,438	3,000,000	$3,060,012

Agreement with Bank of America and Bank of New York (Tri-party), 5.26%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal Home Loan Bank DN, due 1/16 /08 with a repurchase amount of $3,000,438	3,000,000	3,060,351

Agreement with Barclays and Bank of New York (Tri-party), 5.27%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal Home Loan Mortgage Corp. DN, due 12/3/07 with a repurchase amount of $3,000,439	3,000,000	3,060,488

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 5.26%, dated 7/31/07 and maturing 8/1/ 07, collateralized by Federal National Mortgage Association Note, 5.70% due 10/5/21 with a repurchase amount of $3,000,438	3,000,000	3,060,574

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 5.28%, dated 7/31/07 and maturing 8/1/07,collateralized by Federal National Mortgage Association Note, 5.00% due 2/13/17 with a repurchase amount of $11,693,715	11,692,000	11,927,961

Agreement with Deutsche Bank and Bank of New York (Tri-party), 5.29%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal National Mortgage Association Note, 6.63% due 10/15/07 with a repurchase amount of $3,000,441	3,000,000	3,060,911

Agreement with Goldman Sachs and Bank of New York (Tri-party),5.24%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal Home Loan Bank Bonds, 5.00-5.25% due 5/7/10-2/25/13 with a repurchase amount of $3,000,437	3,000,000	3,062,243

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 5.27%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal Home Loan Mortgage Corp. Note, 3.88% due 6/15/08 with a repurchase amount of $3,000,439	3,000,000	3,061,224

Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-party), 5.25%, dated 7/31/07 and maturing 8/1/07, collateralized by U.S. Treasury Bond, 6.13% due 8/15/29 with a repurchase amount of $3,000,439	3,000,000	3,063,401

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 5.27%, dated 7/31/07 and maturing 8/1/07, collaterized by International Bank for Reconstruction and Development Notes, 4.75% due 8/ 16/19-2/15/35 with a repurchase amount of $3,000,439	3,000,000	3,092,990

Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 5.27%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal Home Loan Mortgage Corp. Note, 5.40% due 4/17/09 with a repurchase amount of $15,002,196		15,000,000	15,300,290

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 5.27%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal Home Loan Mortgage Corp. Note, 3.88% due 6/15/08 with a repurchase amount of $3,000,439		3,000,000	3,061,224

TOTAL REPURCHASE AGREEMENTS (Cost $56,692,000)		56,692,000	57,871,669

TOTAL INVESTMENTS (Cost $77,668,854)	100.32%	$77,668,854
Liabilities in Excess of Other Assets	-0.32%	(249,254)
NET ASSETS	100.00%	$77,419,600

*Floating rate security - rate disclosed as of July 31, 2007. Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes: $77,668,854

See accompanying Notes to Statement of Investments.

STATEMENT OF INVESTMENTS

U.S. TREASURY MONEY MARKET FUND

July 31, 2007 (Unaudited)

Face Value		Value
	U.S. TREASURY OBLIGATIONS 47.20%
$20,000,000	U.S. Treasury Bill 4.68%, 8/2/07 DN	$19,997,400

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,997,400)		19,997,400

		Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 53.23%

Agreement with Bear Stearns Companies, Inc., 5.10%, dated 7/31/07 and maturing 8/1/07, collateralized by U.S. Treasury Inflation Index Bond, 3.00% due 7/15/12 with a repurchase amount of $1,500,213	1,500,000	$1,542,138

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 5.10%, dated 7/31/07 and maturing 8/1/07, collateralized by U.S. Treasury Bond, 8.75% due 8/15/20 with a repurchase amount of $1,500,213	1,500,000	1,531,395

Agreement with Deutsche Bank and Bank of New York (Tri-party), 5.12%, dated 7/31/07 and maturing 8/1/07, collateralized by U.S. Treasury Bond, 6.63%, due 2/15/27 with a repurchase amount of $1,500,213	1,500,000	1,530,450

Agreement with Fortis Financial Services and Bank of New York (Tri-party), 5.10%, dated 7/31/07 and maturing 8/1/07, collateralized by U.S. Treasury Principal Strip, 11.25% due 2/15/15 with a repurchase amount of $1,500,213	1,500,000	1,530,423

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 5.15%, dated 7/31/07 and maturing 8/1/07, collateralized by U.S. Treasury Note, 4.00% due 2/15/14 with a repurchase amount of $5,000,715	5,000,000	5,103,256

Agreement with ING Financial Markets and J.P. Morgan Chase & Co. (Tri-party), 5.12%, dated 7/31/07 and maturing 8/1/07, collateralized by U.S. Treasury Note, 5.00%, due 8/15/11 with a repurchase amount of $8,001,138	8,000,000	8,164,247

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 5.10%, dated 7/31/07 and maturing 8/1/07, collateralized by U.S. Treasury Notes, 3.63% due 1/15/10-6/15/10 with a repurchase amount of $554,078		554,000	567,524

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 5.13%, dated 7/31/07 and maturing 8/1/07, collateralized by U.S. Treasury Strips, due 8/15/08 with a repurchase amount of $1,500,214		1,500,000	1,530,280

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 5.12%, dated 7/31/07 and maturing 8/1/07, collateralized by U.S. Treasury Note, 4.25%, due 8/15/15 with a repurchase amount of $1,500,213		1,500,000	1,534,711

TOTAL REPURCHASE AGREEMENTS (Cost $22,554,000)		22,554,000	23,034,424

TOTAL INVESTMENTS (Cost $42,551,400)	100.43%	$42,551,400
Liabilities in Excess of Other Assets	-0.43%	(183,226)
NET ASSETS	100.00%	$ 42,368,174

DN - Discount Notes

Income Tax Information:

Total cost for federal income tax purposes - $42,551,400

See accompanying Notes to Statement of Investments.

STATEMENT OF INVESTMENTS

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND

July 31, 2007 (Unaudited)

Face Value		Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS 19.34%

$50,000,000	Federal Home Loan Bank 5.05%, 8/1/07 DN	$50,000,000

50,000,000	Federal Home Loan Mortgage Corporation 5.17% *, 8/26/07	49,974,505

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $99,974,505)		99,974,505

		Collateral Value
REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 81.04%

Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 5.26%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal National Mortgage Association Note, 5.50% due 2/1/35 with a repurchase amount of $20,002,922	20,000,000	$20,400,000

Agreement with Bank of America and Bank of New York (Tri-party), 5.26%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal National Mortgage Association DN, due 11/7/07 with a repurchase amount of $20,002,922	20,000,000	20,400,437

Agreement with Barclays and Bank of New York (Tri-party), 5.27%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal Home Loan Mortgage Corp. DN, due 12/3/07 with a repurchase amount of $20,002,928	20,000,000	20,400,630

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 5.26%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal Home Loan Mortgage Corp. Note, 5.50% due 12/22/14 and Federal National Mortgage Association Note, 5.70% due 10/5/21 with a repurchase amount of $20,002,922	20,000,000	20,400,002

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 5.28%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal Home Loan Mortgage Corp. Note, 5.13% due 10/18/16 and Federal National Mortgage Association Notes, 4.75-5.25% due 9/15/08-2/13/17 with a repurchase amount of $100,014,667	100,000,000	102,004,169

Agreement with Deutsche Bank and Bank of New York (Tri-party), 5.29%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal National Mortgage Association Corp. Notes, 4.70-5.50% due 7/9/10-7/28/10 with a repurchase amount of $20,002,939	20,000,000	20,400,379

Agreement with Goldman Sachs and Bank of New York (Tri-party), 5.24%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal Home Loan Mortgage Corp. Notes, 0.00%-5.13% due 9/30/08-10/18/16 and Federal National Mortgage Association Note, 3.50% due 4/21/08 with a repurchase amount of $20,002,911	20,000,000	20,400,027

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 5.27%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal National Mortgage Association Note, 6.25% due 5/15/29 with a repurchase amount of $20,002,928	20,000,000	20,401,235

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 5.29%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal Farm Credit Bank Bond, 2.63% due 9/17/07 and Federal National Mortgage Association Note, 5.38% due 7/15/16 with a repurchase amount of $18,879,774	18,877,000	19,257,878

Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-party), 5.25%, dated 7/31/07 and maturing 8/1/07, collateralized by Cash, due 1/1/08 and U.S. Treasury Bond, 6.13% due 8/15/29 with a repurchase amount of $20,002,917	20,000,000	20,286,813

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 5.27%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal Home Loan Bank Bonds, 4.75-5.80% due 8/17/07-9/2/08, Financing Corp. Bonds, 8.60-9.80%, due 11/30/17-9/26/19 and Resolution Funding Corp. Bond, 8.13% due 10/15/19 with a repurchase amount of $20,002,928	20,000,000	20,401,060

Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 5.27%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal Home Loan Mortgage Corp. Note, 5.55% due 7/30/10 with a repurchase amount of $100,014,639	100,000,000	102,000,683

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 5.27%, dated 7/31/07 and maturing 8/1/07, collateralized by Federal Home Loan Mortgage Corp. Note, 3.88% due 6/15/08 and Federal National Mortgage Association Note, 10.50% due 3/1/14 with a repurchase amount of $20,002,928		20,000,000	20,404,924

TOTAL REPURCHASE AGREEMENTS (Cost $418,877,000)		418,877,000	427,158,237

TOTAL INVESTMENTS (Cost $518,851,505)	100.38%	$518,851,505
Liabilities in Excess of Other Assets	-0.38%	(1,948,163)
NET ASSETS	100.00%	$516,903,342

*Floating rate security - rate disclosed as of July 31, 2007.  Maturity date represents the next interest rate reset date.

DN - Discount Note

Income Tax Information:

Total cost for federal income tax purposes - $518,851,505

See accompanying Notes to Statement of Investments.

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation:  Each of the Money Market Funds values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Fund must adhere to certain conditions.  Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date).  Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Interest income is accrued and recorded as earned.

Repurchase Agreements:  In some cases, the Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement.  The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price.  In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	September 28, 2007

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	September 28, 2007

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